Note 14 - Shareholders' Equity (Details)	0 Months Ended					1 Months Ended								12 Months Ended						0 Months Ended	12 Months Ended		0 Months Ended		3 Months Ended		12 Months Ended
	Nov. 08, 2013 USD ($)	Nov. 08, 2013 JPY (¥)	Nov. 08, 2012 JPY (¥)	Oct. 01, 2012	Nov. 08, 2011 JPY (¥)	Aug. 31, 2013 USD ($)	Aug. 31, 2013 JPY (¥)	Jul. 31, 2013 USD ($)	Jul. 31, 2013 JPY (¥)	Jun. 26, 2013 USD ($)	Jun. 26, 2013 JPY (¥)	Jun. 27, 2012 JPY (¥)	Jun. 28, 2011 JPY (¥)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Jun. 28, 2006 JPY (¥)	Oct. 31, 2012 Options After Stock Split [Member]	Jan. 01, 2014 Treasury Stock [Member] IIJ-Exlayer [Member]	Mar. 31, 2012 GDX [Member] JPY (¥)	Mar. 31, 2012 Trust Networks [Member] JPY (¥)	Jul. 11, 2013 Directors and Executive Officers [Member] JPY (¥)	Jul. 13, 2012 Directors and Executive Officers [Member] JPY (¥)	Jul. 13, 2012 Directors and Executive Officers [Member] USD ($)	Jul. 14, 2011 Directors and Executive Officers [Member] JPY (¥)	Mar. 31, 2014 Directors and Executive Officers [Member]	Mar. 31, 2013 Directors and Executive Officers [Member]
Note 14 - Shareholders' Equity (Details) [Line Items]
Net Assets Minimum Requirement After Dividends															¥ 3,000,000
Adjustments to Additional Paid in Capital to Eliminate Accumulated Deficit																		21,980,395,000
Adjustments Common Stock to Eliminate Accumulated Deficit																		2,539,222,000
Percentage of Dividends Appropriated as Legal Reserve														10.00%	10.00%
Additional Paid in Capital Percentage of Common Stock														25.00%	25.00%
Retained Earnings Available For Dividends Under The Company Act														204,669,000	21,076,781,000
Common Stock, Dividends, Per Share, Declared (in Yen per share)		¥ 11	¥ 8.75		¥ 7.5						¥ 10	¥ 8.75	¥ 7.5
Dividends	4,908,000	505,329,000	354,697,000		304,026,000					3,936,000	405,368,000	354,697,000	304,026,000
Stockholders' Equity Note, Stock Split, Conversion Ratio				200
Stock Issued During Period, Shares, New Issues (in Shares)						700,000	700,000	4,700,000	4,700,000
Sale of Stock, Price Per Share						$ 31.15	¥ 3,208	$ 32.49	¥ 3,346
Share Price								$ 31.15	¥ 3,208
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs						505,000	51,996,000
Proceeds from Issuance of Common Stock						167,714,000	17,271,204,000							167,714,000	17,271,204,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Yen per share)													¥ 1		¥ 1	¥ 1	¥ 1
Options Exercisable Service Period																												1 year
Options Exercisable Expiration Period																											29 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)														89	89	130							89	130		138
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value																							¥ 647,000	¥ 318,562	$ 6,283	¥ 259,344
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																			200
Share-based Compensation														520,000	53,542,000	40,007,000	26,843,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized														140,000	14,396,000
Payments to Noncontrolling Interests																					5,000
Noncontrolling Interest, Increase from Subsidiary Equity Issuance																						¥ 300,000,000
Treasury Stock Alloted During Period, Shares, Acquisitions (in Shares)																				104